Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Schedule of fair value measurements using significant unobservable inputs

Fair value of
warrants liabilities
Balance at December 31, 2019	$1,014,868

Issuance of 2020 Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,874)

Change in fair value of liabilities related to warrants	(556,810)

Balance at December 8, 2020	3,199,553

Reclassification to additional-paid-in capital with in shareholders’ equity	(3,199,553)
Balance at December 31, 2020	$—

Schedule of the assumptions used for the fair value calculations of the warrants

July 16,
2021
Standard deviation	110.00%
Annual risk-free interest rate	0.79%
Required return on equity	17.00%
Expected life in years	4.98
Annual turnover rate	0.00%
Period risk-free rate	0.07%

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life in years	5.0	5.0

	December 31,
	2022		2021		2020
Expected dividend yield	0%		0%		0%
Expected volatility	72.8-90.4%		70.7-83.2%		83.9-86.9%
Risk-free interest	1.46-4.34%		0.64-1.25%		0.38-0.49%
Expected life	5.5-6.25	years	5.5-6.25	years	5.5-6.25	years

Schedule of summarizes the outstanding warrants

		Balance	Warrants	Balance	Warrants	Balance
	Exercise	December 31,	Issued	December 31,	Issued	December 31,
Description	Price	2020	in 2021	2021	in 2022	2022
2019 Investor Warrants	$3.00	1,184,213	—	1,184,213	—	1,184,213
2019 Placement Warrants	$2.85	177,629	—	177,629	—	177,629
2020 Investor Warrants	$2.20	2,797,636	—	2,797,636	—	2,797,636
2020 Placement Warrants	$2.55	449,623	—	449,623	—	449,623
July 2021 Placement Agent Warrants	$2.32	—	398,384	398,384	—	398,384
December 2021 Investor Warrants	$1.65	—	—	—	2,155,507	2,155,507
December 2021 Placement Agent Warrants	$1.75	—	—	—	172,441	172,441
March 2022 Investor Warrants	$1.40	—	—	—	3,720,409	3,720,409
March 2022 Placement Agent Warrants	$1.50	—	—	—	297,633	297,633
September 2022 Series A Investor Warrants	$0.85	—	—	—	15,100,000	15,100,000
September 2022 Series B Investor Warrants	$0.85	—	—	—	15,100,000	15,100,000
		4,609,101	398,384	5,007,485	36,545,990	41,553,475